SUMMARY OF TAX EFFECTS OF TEMPORARY DIFFERENCES TO SIGNIFICANT PORTIONS OF DEFFERED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carry forward	$ 76,897	$ 19,417
Total gross deferred tax assets	76,897	19,417
Less: valuation allowance	(76,897)	(19,417)
Net deferred tax assets